UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2011 to April 30, 2012

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2012
(unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2012 (unaudited)

May 30, 2012

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund for the six-month period ended April 30, 2012.

Dear Shareholder:

Performance Summary
11/1/11 – 04/30/12

Fund & Benchmark	Performance
Class I1	4.89%
Class A1,2	4.72%
Class B1,2	4.25%
Class C1,2	4.10%
Credit Suisse Leveraged Loan Index Total Return[3]	4.42%
BofA Merrill Lynch US High Yield Master II Constrained Index[4]	6.45%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A Positive Period for Loans

The Credit Suisse Leveraged Loan Index (the "Index") registered a return of 4.42% for the six-month period ended April 2012 (the "period"). Loan markets saw stable performance during this period, with positive returns for 5 out of 6 months. As a result, the senior loan discount margin, assuming a three-year average life, tightened by 72 basis points to finish April at +576 basis points.

From a quality point-of-view, distressed and CCC-rated loans outperformed, returning 10.54% and 7.75%, respectively. Conversely, Split B and Split BBB loans posted the lowest returns of the period at -6.14% and 2.63%, respectively. The Index was led by the housing, food and drug, and media/telecom sectors, while the utility, aerospace, and metals/minerals sectors were the lowest performers.

Senior loan default rates saw a modest increase during the period and the trailing 12-month par-weighted default rate, as measured by S&P Leveraged Commentary & Data, was estimated at 0.56% in April. Despite this increase, the default rate still remains well below its historical 25-year average of 3.41%. Looking ahead, expectations are that default rates may climb moderately, but will remain well below-average for the foreseeable future.

According to Credit Suisse, new issue volume for the period was $233.5 billion — with the greatest activity in Q1 2012. With $132.5 billion in new issues, Q1 surpassed new issuance in Q3 and Q4 of 2011. Senior loan mutual

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

funds saw negative flows totaling $2 billion from November 2011 through February 2012, only to see a reversal in March and April with inflows of $1.7 billion. Total inflows for the period were close to flat at -$0.3 billion as reported by Lipper Fund Market Information.

Strategy Review and Outlook:

For the six-month period ended April 30, 2012, the Fund's Class A and Class I shares outperformed the Credit Suisse Leveraged Loan Index, while underperforming the BofA Merrill Lynch US High Yield Master II Constrained Index. An underweight to the utilities sector and security selection in the hotel and gaming sectors contributed positively to performance. The Fund's positioning in B-rated loans also added to returns, while the cash position was a drag on relative returns.

Technical loan market conditions have remained firm in recent months as demand has generally exceeded supply. Although new issue volumes have been on the rise, most new deals have been loan-for-loan refinancings. From a demand perspective, we have seen slow but steady retail inflows into the asset class in the last few months and Collateral Loan Obligation ("CLO") issuance has remained elevated year-to-date with approximately $12 billion in new CLOs printing since the start of the year. Looking ahead, we expect the senior loan market may trend higher on continued demand for the asset class, though we remain cautious with respect to potential market shocks that may arise from global disruptions. As for supply, market participants have begun to report an increase in screening activity for M&A deals which may lead to an increase in primary issuance in the latter part of the year. We continue to favor the defensive nature of the senior loan asset class and believe it provides attractive relative value compared to other fixed income investment opportunities.

Portfolio exposures remain defensive, with an emphasis on loans that provide the best risk-return profiles. The Fund is overweight B-rated loans while underweighting the most aggressive highly-levered components of the Index. Sector-wise, we have a positive view on the Energy, Technology and Media Sectors and continue to remain cautious with respect to consumer-driven industries with low asset quality.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Wing Chan
David H. Lerner

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Average Annual Returns as of March 31, 20121

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	3.98%	6.31%	7.99%	7.14%	08/01/00
Class A Without Sales Charge	3.73%	6.07%	7.76%	6.61%	03/08/99
Class A With Maximum Sales Charge	(1.15)%	5.03%	7.25%	6.21%	03/08/99
Class B Without CDSC	3.01%	5.26%	6.96%	5.78%	03/08/99
Class B With CDSC	(0.96)%	5.26%	6.96%	5.78%	03/08/99
Class C Without CDSC	3.01%	5.26%	6.96%	5.91%	02/28/00
Class C With CDSC	2.02%	5.26%	6.96%	5.91%	02/28/00

Average Annual Returns as of April 30, 20121

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	3.74%	6.21%	7.98%	7.17%	08/01/00
Class A Without Sales Charge	3.47%	5.94%	7.75%	6.64%	03/08/99
Class A With Maximum Sales Charge	(1.50)%	4.91%	7.23%	6.25%	03/08/99
Class B Without CDSC	2.61%	5.15%	6.95%	5.81%	03/08/99
Class B With CDSC	(1.35)%	5.15%	6.95%	5.81%	03/08/99
Class C Without CDSC	2.46%	5.12%	6.93%	5.93%	02/28/00
Class C With CDSC	1.47%	5.12%	6.93%	5.93%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.94% for Class I shares, 1.18% for Class A shares, 1.96% for Class B shares and 1.94% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (0.20)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 0.25%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 3.10%.

3  The Fund changed its benchmark to the Credit Suisse Leveraged Loan Index effective June 3, 2011 in connection with changes its principal investment strategies. Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. An index does not have transaction costs, investors cannot invest directly in an index.

4  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. An index does not have transaction costs; investors cannot invest directly in an index.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2012

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,048.90	$1,047.20	$1,042.50	$1,041.00
Expenses Paid per $1,000*	$3.57	$4.84	$8.63	$8.63
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,021.38	$1,020.14	$1,016.41	$1,016.41
Expenses Paid per $1,000*	$3.52	$4.77	$8.52	$8.52
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Credit Quality Breakdown* Ratings S&P
BBB	5.6%
BB	33.3%
B	33.5%
CCC	2.2%
D	0.1%
NR	10.3%
Subtotal	85.0%
Equity and Other	0.1%
Short-Term Investments[1]	14.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2012.

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (84.3%)
Aerospace & Defense (1.3%)
$59	AM General#	(NR, NR)	09/28/12	0.239	$57,082
911	AM General#	(NR, NR)	09/30/13	3.241	876,878
496	API Technologies Corp.#	(B+, B2)	06/27/16	8.750	496,029
750	Sequa Corp.#	(B-, B1)	12/03/14	3.780	744,776
2,000	Spirit Aerosystems, Inc.#	(BBB-, Ba1)	04/18/19	3.750	2,009,000
					4,183,765
Airlines (1.2%)
594	Delta Air Lines, Inc.#	(BB-, Ba2)	03/07/16	4.250	582,863
2,210	United Air Lines, Inc.#	(BB-, Ba3)	02/01/14	2.250	2,192,955
986	US Airways Group, Inc.#	(B+, B3)	03/21/14	2.740	945,000
					3,720,818
Auto Loans (0.1%)
467	Capital Automotive LP#	(B+, Ba3)	03/11/17	5.250	465,706
Auto Parts & Equipment (2.0%)
1,000	Delphi Corp.#	(BBB, Baa2)	03/31/17	3.500	1,001,690
1,649	Federal-Mogul Corp.#	(B+, Ba3)	12/29/14	2.178	1,601,570
589	Federal-Mogul Corp.#	(B+, Ba3)	12/28/15	2.178	571,907
2,000	The Goodyear Tire & Rubber Co.#	(BB, Ba1)	04/30/19	4.750	1,975,830
1,244	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.740	1,206,307
					6,357,304
Automakers (0.6%)
1,996	Chrysler Group LLC#	(BB, Ba2)	05/24/17	6.000	2,035,776
Automotive (1.4%)
1,496	HHI Holdings LLC#	(B+, B2)	03/21/17	7.750	1,503,707
744	KAR Auction Services, Inc.#	(BB-, Ba3)	05/19/17	5.000	749,031
2,000	Schaeffler AG#	(B, B1)	01/27/17	6.000	2,011,420
					4,264,158
Banking (3.0%)
995	Citco III Ltd.#	(NR, NR)	06/29/18	5.500	990,013
2,336	First American Payment Systems LP#	(B+, B1)	11/01/16	6.750	2,359,053
4,997	MSCI, Inc.#	(BBB, Ba1)	03/14/17	3.500	5,002,322
882	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	892,978
					9,244,366
Building & Construction (0.5%)
1,616	LNR Property Corp.#	(BB+, Ba2)	04/29/16	4.750	1,626,101
Building Materials (0.8%)
1,997	Armstrong World Industries, Inc.#	(BB-, B1)	03/10/18	4.000	2,002,035
595	Nortek, Inc.#	(BB-, B1)	04/26/17	6.250	598,842
					2,600,877

See Accompanying Notes to Financial Statements.
8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals (6.2%)
$2,000	Ascend Performance Materials Operations LLC#	(NR, NR)	04/10/18	6.750	$1,981,660
918	AZ Chem US, Inc.#	(BB-, Ba3)	12/22/17	7.250	936,835
600	Chemtura Corp.#	(BB+, Ba1)	08/29/16	5.500	605,250
1,135	Cristal Inorganic Chemicals US, Inc.#	(B+, B1)	11/15/14	6.220	1,136,345
748	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	753,972
58	Ineos US Finance LLC#	(B+, Ba3)	12/16/14	8.000	57,700
1,259	Matrix Acquisition Corp.#	(BB-, Ba3)	04/12/14	2.239	1,251,284
2,991	Momentive Performance Materials, Inc.#	(B, Ba3)	05/05/15	3.750	2,890,945
498	Norit Holding BV#	(BB-, B1)	07/10/17	6.750	503,097
499	Omnova Solutions, Inc.#	(B+, Ba2)	05/31/17	5.750	501,231
998	PolyOne Corp.#	(BB-, Ba1)	12/20/17	5.000	1,002,901
496	Potters Holdings II LP#	(B, Ba3)	05/06/17	6.000	497,285
1,001	PQ Corp.#	(B+, B3)	07/30/14	3.989	979,451
1,219	Solutia, Inc.#	(BB+, Ba1)	08/01/17	3.500	1,220,577
496	Styron Sarl#	(B+, B1)	08/02/17	6.000	464,286
2,357	Tronox Pigments BV#	(BB+, Ba2)	01/31/18	4.250	2,365,652
643	Tronox Pigments BV#	(NR, NR)	02/08/18	1.000	645,178
1,500	Vantage Specialties, Inc.#	(B, B2)	02/10/18	7.000	1,505,160
					19,298,809
Computer Hardware (0.4%)
1,179	Spansion LLC#	(BB+, Ba3)	02/09/15	4.750	1,183,522
Consumer Products (3.1%)
2,000	FGI Operating Company LLC#	(B+, Ba3)	04/19/19	5.500	2,018,750
1,496	Huish Detergents, Inc.#	(B+, Ba3)	04/26/14	2.240	1,430,994
2,801	NBTY, Inc.#	(BB-, Ba3)	10/02/17	4.250	2,808,771
1,833	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	6.250	1,849,375
434	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	433,746
997	Revlon Consumer Products Corp.#	(BB-, Ba3)	11/19/17	4.750	1,000,766
					9,542,402
Consumer/Commercial/Lease Financing (1.5%)
2,000	Delos Aircraft, Inc.#	(NR, Ba3)	04/12/16	4.750	2,012,300
1,600	Springleaf Financial Funding Co.#	(CCC+, B2)	05/10/17	5.500	1,521,336
1,200	The Yankee Candle Co., Inc.#	(B+, Ba2)	04/02/19	5.250	1,210,500
					4,744,136
Discount Stores (0.2%)
505	Dollar General Corp.#	(BBB-, Ba2)	07/07/14	2.989	506,313
Diversified Capital Goods (1.4%)
457	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	455,100
577	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	550,730
988	Husky Injection Molding Systems Ltd.#	(B, Ba3)	06/29/18	6.500	996,929

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Diversified Capital Goods
$876	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	2.989	$792,706
1,455	TriMas Corp.#	(BB, Ba2)	06/21/17	4.250	1,464,513
					4,259,978
Electric - Generation (0.9%)
2,000	Covanta Energy Corp.#	(BB+, Ba1)	03/28/19	4.000	2,004,500
475	NexTag, Inc.#	(BB-, B1)	01/28/16	7.000	462,528
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, B2)	10/10/14	3.741	345,417
					2,812,445
Electronics (3.1%)
973	Eastman Kodak Co.#	(NR, NR)	07/20/13	8.500	992,829
1,000	Mitel Networks Corp.#	(NR, B1)	08/16/14	3.716	990,000
2,000	NXP Funding LLC#	(B+, B3)	03/19/19	5.250	2,003,750
1,509	Presidio, Inc.#	(B+, Ba3)	03/31/17	7.250	1,527,945
1,500	Semtech Corp.#	(BBB-, Ba2)	03/20/17	4.250	1,502,820
496	Shield Finance Co. Sarl#	(B+, B2)	06/15/16	7.625	496,870
1,474	The TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	1,472,335
746	Verint Systems, Inc.#	(B+, B1)	10/27/17	4.500	746,476
					9,733,025
Energy - Exploration & Production (0.8%)
533	Delphi Acquisition Holding I BV#	(NR, B1)	07/11/16	4.970	487,333
267	Delphi Acquisition Holding I BV#	(CCC-, B1)	07/11/16	4.970	243,667
1,725	Varel Funding Corp.#	(CCC+, NR)	11/05/14	6.240	1,690,085
					2,421,085
Environmental (1.0%)
585	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	581,994
1,994	Safety-Kleen Systems, Inc.#	(BB-, B1)	02/21/17	5.000	1,992,949
493	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.500	493,766
					3,068,709
Food & Drug Retailers (2.2%)
2,291	BJ's Wholesale Club, Inc.#	(B+, B1)	09/28/18	5.250	2,308,840
1,500	Holding Bercy Investissement S.C.A.#€	(NR, NR)	12/31/17	5.407	1,962,166
1,600	Rite Aid Corp.#	(B+, B3)	03/03/18	4.500	1,594,000
1,000	Sprouts Farmers Markets Holdings LLC#	(B+, B2)	04/18/18	0.000	995,000
					6,860,006
Food - Wholesale (2.6%)
1,424	Burger King Holdings, Inc.#	(BB-, Ba3)	10/19/16	4.500	1,430,168
2,243	Del Monte Foods Co.#	(B, Ba3)	03/08/18	4.500	2,232,509
596	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	596,974
480	Michael Foods Group, Inc.#	(B+, B1)	02/25/18	5.250	481,449
2,000	Pinnacle Foods Finance LLC#	(B+, Ba3)	10/17/18	4.750	2,008,330

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Food - Wholesale
$1,490	U.S. Foodservice, Inc.#	(B, B3)	07/03/14	2.740	$1,469,615
					8,219,045
Forestry & Paper (0.1%)
232	ICL Industrial Containers#	(B, Ba3)	02/23/18	4.500	233,073
Gaming (1.4%)
473	CCM Merger, Inc.#	(B+, B2)	03/01/17	6.000	475,511
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	855,000
1,998	Pinnacle Entertainment, Inc.#	(BB+, Ba1)	03/19/19	4.000	2,001,354
1,121	Station Casinos LLC#	(B, B2)	06/17/16	3.239	1,052,414
					4,384,279
Health Facilities (1.3%)
1,000	HCA , Inc.#	(BB, Ba3)	05/01/18	3.489	985,470
1,997	Surgical Care Affiliates LLC#	(B, Ba3)	12/29/17	4.239	1,967,519
993	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	5.250	991,594
					3,944,583
Health Services (3.9%)
2,000	Aptalis Pharma, Inc.#	(B+, B1)	02/10/17	5.500	1,985,000
712	Ardent Medical Services, Inc.#	(B, B1)	09/15/15	6.500	712,072
495	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	5.250	500,596
495	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	4.239	494,392
998	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/17	5.250	1,000,822
485	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.750	488,650
248	Drumm Investors LLC#	(B+, B1)	05/04/18	5.000	234,808
2,500	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	5.000	2,526,037
1,247	Health Management Associates, Inc.#	(BB-, Ba3)	11/16/18	4.500	1,248,988
496	Inventiv Health, Inc.#	(BB-, B1)	05/15/18	6.750	472,058
748	Kinetic Concepts, Inc.#	(BB-, Ba1)	05/04/18	7.000	764,879
495	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	483,716
492	Surgery Center Holdings, Inc.#	(B, B1)	02/06/17	6.500	469,741
454	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	455,051
312	WC Luxco Sarl#	(BBB-, Ba3)	03/15/18	4.250	312,847
					12,149,657
Household & Leisure Products (0.6%)
2,000	ACCO Brands Corp.#	(BB+, Ba2)	01/04/19	3.489	2,012,080
Insurance Brokerage (1.6%)
979	Alliant Holdings I, Inc.#	(B-, B2)	08/21/14	3.470	980,935
603	Alliant Holdings I, Inc.#	(B-, B2)	08/21/14	6.750	609,564
2,042	HUB International Ltd.#	(B+, B1)	06/13/14	2.970	2,043,505
1,240	USI Holdings Corp.#	(B, B1)	05/05/14	2.740	1,227,305
					4,861,309

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Investments & Misc. Financial Services (1.1%)
$478	BNY ConvergEX Group LLC#	(B+, B1)	12/19/16	5.000	$478,352
500	BNY ConvergEX Group LLC#	(B-, B2)	12/18/17	8.750	499,790
2,000	LPL Holdings, Inc.#	(NR, Ba2)	03/29/19	4.000	2,005,940
498	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.000	499,764
					3,483,846
Leisure (3.4%)
2,250	Alpha Topco Ltd.#	(B+, Ba3)	04/28/17	4.739	2,271,094
491	Cedar Fair LP#	(BB, Ba2)	12/15/17	4.000	492,788
1,145	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	6.000	1,154,387
2,000	Deluxe Entertainment Services Group, Inc.#	(B+, B1)	07/03/17	8.000	1,949,380
2,500	Seaworld Parks & Entertainment, Inc.#	(BB, Ba3)	08/17/17	4.000	2,506,637
2,000	Six Flags Theme Parks, Inc.#	(BB+, B1)	12/20/18	4.250	2,006,950
138	Technicolor SA#	(B-, B3)	05/26/16	7.000	116,630
333	Technicolor SA#	(B-, B3)	05/26/17	8.000	281,774
					10,779,640
Life-Insurance (0.3%)
500	Aveta, Inc.#	(B+, B1)	04/04/17	8.500	501,250
500	Aveta, Inc.#	(B+, NR)	04/04/17	8.500	501,250
					1,002,500
Machinery (0.6%)
1,496	Colfax Corp.#	(BB+, Ba2)	01/11/19	4.500	1,504,427
489	Pro Mach, Inc.#	(B+, B2)	07/06/17	6.250	486,593
					1,991,020
Media - Broadcast (4.6%)
1,527	Barrington Broadcasting Group LLC#	(B, B2)	06/14/17	7.500	1,542,778
2,000	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	4.000	1,981,660
672	FoxCo Acquisition Sub LLC#	(B+, B1)	07/14/15	4.750	678,680
994	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	994,986
998	LIN Television Corp.#	(BB-, Ba3)	12/21/18	5.000	1,003,734
942	Local TV Finance LLC#	(BB-, B1)	05/07/15	4.240	941,632
490	Midcontinent Communications#	(B+, B1)	12/31/16	5.250	486,456
995	Nielsen Finance LLC#	(BB+, Ba2)	05/02/16	3.491	997,146
746	Raycom TV Broadcasting LLC#	(NR, NR)	05/31/17	4.500	742,509
2,000	Rovi Guides, Inc.#	(BB, Ba2)	03/29/19	4.000	2,002,900
464	TWCC Holding Corp.#	(BB-, Ba3)	02/13/17	4.250	466,438
2,000	UPC Financing Partnership#€	(NR, Ba3)	12/31/16	3.989	2,588,082
					14,427,001
Media - Cable (2.1%)
2,000	Bragg Communications Inc.#	(BB, NR)	02/28/18	4.000	2,002,500
496	Bresnan Broadband Holdings LLC#	(BB+, Ba3)	12/14/17	4.500	497,782
600	CCO Holdings LLC#	(BB+, Ba2)	09/06/14	2.739	596,499

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Media - Cable
$496	CSC Holdings LLC#	(BBB-, Baa3)	03/29/16	1.250	$495,064
2,950	Kabel Deutschland GMBH#	(NR, NR)	02/01/19	4.250	2,955,723
					6,547,568
Media - Diversified (0.1%)
278	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	7.285	201,278
215	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	7.285	172,723
					374,001
Medical Products (1.2%)
995	Bausch & Lomb, Inc.#	(B+, B1)	04/24/15	3.491 – 3.720	996,311
1,197	Biomet, Inc.#	(BB-, B1)	03/25/15	3.474	1,194,701
1,495	Grifols, Inc.#	(NR, Ba2)	06/01/17	4.500	1,499,199
					3,690,211
Metals & Mining - Excluding Steel (0.9%)
434	Bourland & Leverich Supply Co. LLC#	(B+, Caa1)	08/19/15	11.250	464,678
995	Novelis, Inc.#	(BB-, Ba2)	03/10/17	4.000	996,766
995	SunCoke Energy, Inc.#	(BB+, Ba1)	07/26/18	4.000	997,476
476	Walter Energy, Inc.#	(BB-, B1)	04/02/18	4.000	476,492
					2,935,412
Oil Field Equipment & Services (0.1%)
403	Helix Energy Solutions Group, Inc.#	(BB, NR)	07/01/16	3.740	402,824
Oil Refining & Marketing (0.2%)
504	Western Refining, Inc.#	(B+, B3)	03/15/17	7.500	512,164
Packaging (2.4%)
1,000	Anchor Glass Container Corp.#	(NR, NR)	03/02/16	6.000	1,001,665
497	Berry Plastics Holding Corp.#	(B, B1)	04/03/15	2.240	486,270
654	BWAY Holding Co.#	(B, Ba3)	02/23/18	4.500	655,977
515	Evergreen Tank Solutions, Inc.#	(B-, B3)	04/04/14	4.224	497,858
1,993	Exopack Holding Corp.#	(B, B1)	05/31/17	6.500	1,988,764
984	Reynolds Group Holdings, Inc.#	(BB-, Ba3)	08/09/18	6.500	999,906
737	Sealed Air Corp.#	(BB+, Ba1)	10/03/18	4.750	746,086
998	Unifrax Holding Co.#	(B+, B2)	11/28/18	7.000	1,008,308
					7,384,834
Pharmaceuticals (0.7%)
2,000	Valeant Pharmaceuticals International, Inc.#	(BBB-, Ba1)	02/13/19	3.750	1,995,830
227	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	227,525
					2,223,355
Printing & Publishing (1.5%)
1,500	EMI Group North America Holdings, Inc.#	(BB-, Ba3)	02/15/18	5.500	1,511,565
171	F & W Media, Inc.#	(NR, NR)	02/05/13	0.000	102,325
314	F & W Media, Inc.#	(NR, NR)	06/09/14	7.750	292,423
1,478	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/14	2.970	1,421,780

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Printing & Publishing
$496	Wenner Media LLC#	(NR, NR)	10/02/13	1.989	$487,095
3,000	Yell Group PLC#	(B-, B2)	07/31/14	3.989	962,145
					4,777,333
Railroads (0.5%)
1,500	RailAmerica, Inc.#	(BB+, B1)	03/01/19	4.000	1,504,688
Real Estate Investment Trusts (1.3%)
2,000	iStar Financial Inc.#	(BB-, B1)	06/28/13	5.000	2,001,250
1,250	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	1,253,437
1,000	Spirit Finance Corp.#	(CCC+, Ca)	08/01/13	3.782	970,500
					4,225,187
Restaurants (3.2%)
801	DineEquity, Inc.#	(BB-, Ba2)	10/19/17	4.250	803,337
2,000	Landry's, Inc.#	(B+, B1)	04/24/18	6.500	2,003,330
500	NPC International, Inc.#	(B, Ba3)	12/28/18	5.250	500,000
195	OSI Restaurant Partners, Inc.#	(BB-, B3)	06/14/13	0.294	193,381
2,390	OSI Restaurant Partners, Inc.#	(BB-, B3)	06/14/14	4.500	2,367,672
1,000	Restaurant Holding Co. LLC#	(B-, B3)	02/17/17	9.000	1,002,500
3,000	Wendy's/Arby's Restaurants LLC#	(BB-, B1)	04/03/19	4.750	3,020,250
					9,890,470
Software/Services (4.1%)
1,400	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	1,379,000
499	Blackboard, Inc.#	(B+, B1)	10/04/18	7.500	496,628
940	Eagle Parent, Inc.#	(B+, Ba3)	05/16/18	5.000	942,553
1,198	First Data Corp.#	(B+, B1)	03/24/17	5.240	1,148,561
939	First Data Corp.#	(B+, B1)	03/23/18	4.239	857,790
495	Flexera Software LLC#	(B, B2)	09/30/17	7.500	498,094
250	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	250,000
997	Open Solutions Inc.#	(B+, B1)	01/23/14	2.595	960,288
936	SafeNet, Inc.#	(B+, B1)	04/12/14	2.739	924,241
128	Serena Software, Inc.#	(B+, B1)	03/10/16	3.000	127,788
1,272	Serena Software, Inc.#	(B+, B1)	03/10/16	4.475	1,265,372
746	SSI Investments II Ltd.#	(BB-, Ba3)	05/26/17	6.500	751,194
1,071	SunGard Data Systems, Inc.#	(BB, Ba3)	02/28/17	3.991	1,072,590
998	US FT Holdco, Inc.#	(B+, B1)	11/30/17	7.500	1,004,981
1,067	Web.com Group, Inc.#	(B, Ba3)	10/27/17	7.000	1,069,654
					12,748,734
Specialty Retail (4.9%)
1,998	99 Cents Only Stores#	(B+, B2)	01/11/19	6.250	2,006,768
1,500	AB Acquisitions UK Topco 2 Ltd.#€	(NR, NR)	07/09/15	3.239	2,256,845
720	Claire's Stores, Inc.#	(B, B3)	05/29/14	3.216	687,184
2,667	General Nutrition Centers, Inc.#	(BB-, Ba3)	03/02/18	4.250	2,678,862
1,510	Harbor Freight Tools USA, Inc.#	(B+, Ba3)	12/22/17	7.250	1,519,445
1,000	Michaels Stores, Inc.#	(BB-, B1)	07/31/16	5.000	1,007,500

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Specialty Retail
$500	Nebraska Book Co., Inc.#	(D, Caa2)	06/29/12	8.750	$499,687
1,214	Pilot Travel Centers LLC#	(BBB-, Ba2)	03/30/18	4.250	1,219,954
2,221	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.502	1,837,834
744	Toys 'R' Us, Inc.#	(B+, B1)	09/01/16	6.000	745,724
928	Toys 'R' Us, Inc.#	(B+, B1)	05/25/18	5.250	911,337
					15,371,140
Steel Producers/Products (0.8%)
2,360	JMC Steel Group, Inc.#	(BB, B1)	04/01/17	4.750	2,374,980
Support-Services (1.3%)
1,500	Aramark Corp.#	(BB, Ba3)	01/26/14	2.114	1,497,060
62	Aramark Corp.#	(BB, Ba3)	07/26/16	0.089	61,762
938	Aramark Corp.#	(BB, Ba3)	07/26/16	3.489	939,128
478	Avis Budget Car Rental LLC#	(BB, Ba1)	09/22/18	6.250	483,894
486	EnergySolutions LLC#	(BB+, Ba3)	08/15/16	6.250	490,113
499	Sabre, Inc.#	(B, B1)	09/30/14	2.239	481,119
					3,953,076
Telecom - Integrated/Services (1.0%)
794	Cellular South, Inc.#	(NR, NR)	07/27/17	4.500	794,000
1,240	Intelsat Jackson Holdings SA#	(BB-, B1)	04/02/18	5.250	1,248,512
995	Neustar, Inc.#	(BBB-, Ba2)	11/08/18	5.000	1,004,532
					3,047,044
Telecom - Wireless (1.6%)
1,496	Crown Castle Operating Co.#	(B+, Ba3)	01/31/19	4.000	1,498,629
1,746	MetroPCS Wireless, Inc.#	(BB, Ba1)	03/19/18	4.000	1,732,505
383	Ntelos, Inc.#	(BB-, Ba3)	08/07/15	4.000	383,069
1,494	SBA Senior Finance II LLC#	(BB, Ba2)	06/30/18	3.750	1,497,472
					5,111,675
Telecommunications Equipment (1.9%)
810	Avaya, Inc.#	(B, B1)	10/24/14	3.241	797,847
497	Avaya, Inc.#	(B, B1)	10/26/17	4.991	483,218
1,593	Commscope, Inc.#	(NR, NR)	01/14/18	4.250	1,596,379
3,000	Telesat Canada#	(BB-, Ba3)	03/28/19	4.250	3,001,860
					5,879,304
Textiles & Apparel (0.4%)
1,500	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	4.240	1,337,498
Theaters & Entertainment (0.9%)
998	AMC Entertainment, Inc.#	(BB-, Ba2)	02/22/18	4.250	997,605
1,822	Live Nation Entertainment, Inc.#	(BB-, Ba2)	11/07/16	4.500	1,826,156
					2,823,761
TOTAL BANK LOANS (Cost $259,348,807)					263,532,593

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (10.9%)
Airlines (0.7%)
$2,000	Continental Airlines, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $105.06)‡§	(BB-, Ba2)	09/15/15	6.750	$2,057,500
Auto Parts & Equipment (0.9%)
2,250	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $108.06)‡	(B+, B1)	08/15/16	10.750	2,472,187
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B2)	10/15/17	9.500	291,500
					2,763,687
Building & Construction (0.1%)
211	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	11.000	187,612
90	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	80,279
					267,891
Building Materials (0.1%)
300	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ $103.81)§	(B+, B2)	04/01/19	7.625	294,750
Chemicals (0.7%)
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ $102.00)‡#€	(NR, Ba3)	02/15/19	7.250	1,995,251
350	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)§	(B-, B2)	11/01/18	7.875	352,625
					2,347,876
Computer Hardware (0.2%)
700	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ $103.94)	(BB-, B3)	11/15/17	7.875	693,000
Diversified Capital Goods (0.2%)
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ $102.33)	(B+, Ba2)	03/15/17	7.000	206,500
225	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	244,125
250	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)§	(B+, B2)	09/01/20	8.750	281,875
					732,500
Electronics (0.1%)
250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $105.81)§	(BB, B3)	04/01/19	7.750	200,625

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production (0.7%)
$525	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)§	(B-, Caa1)	02/15/18	8.250	$534,187
500	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ $103.13)‡	(B, B2)	11/01/19	6.250	493,125
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ $104.94)	(B-, Caa1)	11/15/14	11.875	738,500
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ $103.63)	(B, Caa1)	02/01/19	7.250	346,125
					2,111,937
Food - Wholesale (0.2%)
525	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	565,688
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.*	(NR, NR)	07/01/12	0.000	4,750
Gaming (1.7%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $100.00)‡ø	(NR, NR)	12/15/14	9.375	122,688
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ $102.42)‡	(B, Caa1)	11/15/19	7.250	169,912
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)‡ø	(NR, NR)	06/15/15	10.250	1,181
1,000	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ $100.00)‡	(BB-, B2)	02/15/15	7.250	1,021,250
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	554,375
700	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	701,750
59	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	53,695
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, Caa1)	08/15/17	10.750	221,500
275	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba3)	08/15/15	8.375	291,672

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$1,975	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes‡#	(BB, B2)	03/15/14	2.974	$1,952,781
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)ø^	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $101.60)‡	(B+, B3)	11/15/15	9.000	296,250
					5,387,072
Gas Distribution (0.5%)
1,000	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $103.94)‡§	(NR, B2)	12/15/18	7.875	1,035,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ $103.25)‡	(BB-, B1)	03/01/20	6.500	506,250
					1,541,250
Health Services (0.0%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	134,625
Insurance Brokerage (0.3%)
1,050	USI Holdings Corp., Rule 144A, Company Guaranteed Notes‡#	(CCC, Caa1)	11/15/14	4.378	988,312
Investments & Misc. Financial Services (0.2%)
500	Icahn Enterprises LP, Company Guaranteed Notes#§	(NR, NR)	08/15/13	4.000	502,500
Machinery (0.2%)
675	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ $105.31)	(B+, B2)	09/01/14	10.625	732,375
Media - Broadcast (0.2%)
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)§	(B, B3)	04/15/17	8.875	536,250
Media - Cable (0.1%)
150	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	160,875
Media - Services (0.5%)
1,500	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)§	(BB-, Ba2)	06/15/16	9.500	1,646,250

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Metals & Mining - Excluding Steel (0.8%)
$2,461	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B-, B3)	05/15/15	4.659	$2,381,339
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $100.00)ø	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $103.33)ø	(NR, NR)	12/15/16	10.000	25
					2,381,379
Oil Field Equipment & Services (0.6%)
700	Cie Generale de Geophysique - Veritas, Global Company Guaranteed Notes (Callable 06/01/16 @ $103.25)§	(BB-, Ba3)	06/01/21	6.500	724,500
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, Ba3)	11/15/18	8.125	596,562
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)§	(B+, B1)	04/01/18	9.125	292,875
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B+, NR)	03/15/18	9.875	360,400
					1,974,337
Oil Refining & Marketing (0.2%)
175	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16)‡§	(B+, B1)	04/01/17	10.875	198,188
350	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	383,250
					581,438
Packaging (0.3%)
0	BWAY Parent Co., Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ $105.00)[1]	(CCC+, Caa1)	11/01/15	10.875	65
1,050	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B, B2)	12/15/13	2.474	1,002,750
					1,002,815
Printing & Publishing (0.1%)
275	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#	(CCC, B3)	02/15/17	9.500	232,375
Real Estate Development & Management (0.1%)
425	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes‡#	(NR, NR)	08/15/13	4.000	427,125

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Real Estate Investment Trusts (0.1%)
$500	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ $103.63)	(B+, Ba3)	04/15/19	7.250	$458,750
Support-Services (0.4%)
500	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ $103.63)‡	(B+, Ba3)	06/01/21	7.250	528,750
325	Maxim Crane Works LP, Rule 144A, Secured Notes (Callable 04/15/13 @ $105.00)‡	(B, Caa2)	04/15/15	12.250	326,625
400	Sotheby's, Global Company Guaranteed Notes	(BB, Ba3)	06/15/15	7.750	436,000
					1,291,375
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡#ø^	(NR, NR)	01/15/15	6.034	0
Telecommunications Equipment (0.2%)
500	Telesat LLC, Global Company Guaranteed Notes (Callable 05/01/12 @ $105.50)§	(B-, B3)	11/01/15	11.000	533,750
Textiles & Apparel (0.0%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡ø€	(NR, NR)	11/15/12	9.875	5,460
Theaters & Entertainment (0.5%)
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ $104.88)§	(CCC+, Caa1)	12/01/20	9.750	980,000
500	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ $103.94)§	(B, B2)	07/15/21	7.875	541,250
					1,521,250
Transportation - Excluding Air/Rail (0.0%)
150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.06)	(B+, B3)	02/15/19	8.125	133,875
TOTAL CORPORATE BONDS (Cost $34,968,563)					34,213,642
ASSET BACKED SECURITIES (1.3%)
Collateralized Debt Obligations (1.3%)
2,000	Atlantis Funding Ltd.#	(BBB+, A1)	11/20/15	4.743	1,961,815
750	Gale Force CLO Ltd., Rule 144A‡#	(BBB+, Baa2)	11/15/17	2.353	592,781
500	Hewett's Island CDO, Ltd., Rule 144A‡#	(BBB+, Baa1)	06/09/19	1.275	363,200
1,000	Venture CDO Ltd., Rule 144A‡	(A, A2)	08/15/16	5.875	992,389
TOTAL ASSET BACKED SECURITIES (Cost $3,856,441)					3,910,185

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.*^			$0
Building & Construction (0.0%)
53,871	William Lyon Homes, Inc.*			43,097
Chemicals (0.1%)
9,785	Huntsman Corp.			138,555
Forestry & Paper (0.0%)
3,000	AbitibiBowater, Inc.*§			39,750
Gaming (0.0%)
10,150	Majestic Holdco LLC			22,330
Printing & Publishing (0.0%)
554	Dex One Corp.*§			536
1,131	F & W Media, Inc.*			707
355	SuperMedia, Inc.*			611
				1,854
TOTAL COMMON STOCKS (Cost $866,420)				245,586
WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 (Cost $0)*			0
SHORT-TERM INVESTMENTS (19.1%)
6,811,128	State Street Navigator Prime Portfolio, 0.29%§§			6,811,128
Par (000)		Maturity	Rate%
$52,912	State Street Bank and Trust Co. Euro Time Deposit	05/01/12	0.010	52,912,000
TOTAL SHORT-TERM INVESTMENTS (Cost $59,723,128)				59,723,128
TOTAL INVESTMENTS AT VALUE (115.7%) (Cost $358,763,359)				361,625,134
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.7%)				(49,116,018)
NET ASSETS (100.0%)				$312,509,116

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $19,922,762 or 6.4% of net assets.

€  This security is denominated in Euro.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

#  Variable rate obligations — The interest rate is the rate as of April 30, 2012.

+  Step Bond — The interest rate is as of April 30, 2012 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2012.

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2012 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $6,811,128 (Cost $358,763,359) (Note 2)	$361,625,134[1]
Cash	12,515
Foreign currency at value (cost $8,350,699)	8,393,783
Receivable for investments sold	4,229,864
Receivable for fund shares sold	3,555,714
Interest receivable	1,589,897
Prepaid expenses and other assets	53,612
Total Assets	379,460,519
Liabilities
Advisory fee payable (Note 3)	101,906
Administrative services fee payable (Note 3)	32,765
Shareholder servicing/Distribution fee payable (Note 3)	70,886
Payable for investments purchased	59,290,986
Payable upon return of securities loaned (Note 2)	6,811,128
Dividend payable	239,749
Payable for fund shares redeemed	231,100
Unrealized depreciation on forward currency contracts (Note 2)	133,116
Trustees' fee payable	12,213
Other accrued expenses payable	27,554
Total Liabilities	66,951,403
Net Assets
Capital stock, $.001 par value (Note 6)	45,625
Paid-in capital (Note 6)	323,349,402
Accumulated net investment loss	(147,362)
Accumulated net realized loss on investments and foreign currency transactions	(13,437,043)
Net unrealized appreciation from investments and foreign currency translations	2,698,494
Net Assets	$312,509,116
I Shares
Net assets	$114,060,689
Shares outstanding	16,706,947
Net asset value, offering price and redemption price per share	$6.83
A Shares
Net assets	$142,750,902
Shares outstanding	20,815,146
Net asset value and redemption price per share	$6.86
Maximum offering price per share (net asset value/(1-4.75%))	$7.20
B Shares
Net assets	$5,648,962
Shares outstanding	822,386
Net asset value and offering price per share	$6.87
C Shares
Net assets	$50,048,563
Shares outstanding	7,280,937
Net asset value and offering price per share	$6.87

1  Including $6,684,536 of securities on loan.

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$5,230,099
Dividends	4,600
Securities lending	5,807
Total investment income	5,240,506
Expenses
Investment advisory fees (Note 3)	610,224
Administrative services fees (Note 3)	123,466
Shareholder servicing/Distribution fees (Note 3)
Class A	115,337
Class B	26,358
Class C	177,288
Registration fees	60,277
Trustees' fees	45,828
Transfer agent fees	28,666
Legal fees	27,467
Printing fees (Note 3)	24,839
Audit and tax fees	19,873
Custodian fees	9,297
Insurance expense	1,486
Commitment fees (Note 4)	277
Miscellaneous expense	4,361
Total expenses	1,275,044
Less: fees waived (Note 3)	(240,982)
Net expenses	1,034,062
Net investment income	4,206,444
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	507,444
Net realized loss from foreign currency transactions	(18,656)
Net change in unrealized appreciation (depreciation) from investments	5,307,965
Net change in unrealized appreciation (depreciation) from foreign currency translations	(152,108)
Net realized and unrealized gain from investments and foreign currency related items	5,644,645
Net increase in net assets resulting from operations	$9,851,089

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
From Operations
Net investment income	$4,206,444	$4,876,444
Net realized gain from investments and foreign currency transactions	488,788	4,295,873
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	5,155,857	(4,415,241)
Net increase in net assets resulting from operations	9,851,089	4,757,076
From Dividends
Dividends from net investment income
Class I shares	(1,598,107)	(2,272,141)
Class A shares	(1,939,288)	(1,419,797)
Class B shares	(88,681)	(319,632)
Class C shares	(597,302)	(931,208)
Net decrease in net assets resulting from dividends	(4,223,378)	(4,942,778)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	205,284,164	73,834,993
Reinvestment of dividends	3,041,154	3,634,099
Net asset value of shares redeemed	(25,916,921)[1]	(29,654,156)[2]
Net increase in net assets from capital share transactions	182,408,397	47,814,936
Net increase in net assets	188,036,108	47,629,234
Net Assets
Beginning of period	124,473,008	76,843,774
End of period	$312,509,116	$124,473,008
Accumulated net investment loss	$(147,362)	$(130,428)

1  Net of $17,142 of redemption fees retained by the Fund.

2  Net of $24,879 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$6.66	$6.72	$6.24	$4.94	$7.66	$7.82
INVESTMENT OPERATIONS
Net investment income[1]	0.15	0.43	0.56	0.54	0.60	0.63
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.17	(0.04)	0.50	1.36	(2.48)	(0.09)
Total from investment operations	0.32	0.39	1.06	1.90	(1.88)	0.54
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.45)	(0.58)	(0.60)	(0.60)	(0.66)
Distributions from net realized gains	—	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.15)	(0.45)	(0.58)	(0.60)	(0.84)	(0.70)
Net asset value, end of period	$6.83	$6.66	$6.72	$6.24	$4.94	$7.66
Total return[3]	4.89%	5.85%	17.87%	41.87%	(26.98)%	7.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$114,061	$46,482	$31,374	$383	$310	$484
Ratio of expenses to average net assets	0.70%[4]	0.70%	0.72%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	4.43%[4]	6.32%	8.48%	10.32%	8.98%	8.02%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.68%	0.65%	0.58%	0.46%	0.32%
Portfolio turnover rate	38%	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$6.69	$6.74	$6.26	$4.96	$7.68	$7.84
INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.40	0.52	0.53	0.58	0.61
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.17	(0.02)	0.53	1.36	(2.47)	(0.09)
Total from investment operations	0.31	0.38	1.05	1.89	(1.89)	0.52
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.43)	(0.57)	(0.59)	(0.59)	(0.64)
Distributions from net realized gains	—	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.14)	(0.43)	(0.57)	(0.59)	(0.83)	(0.68)
Net asset value, end of period	$6.86	$6.69	$6.74	$6.26	$4.96	$7.68
Total return[3]	4.72%	5.74%	17.54%	41.36%	(27.08)%	6.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$142,751	$49,439	$20,492	$22,237	$21,004	$40,822
Ratio of expenses to average net assets	0.95%[4]	0.95%	1.11%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.19%[4]	5.97%	8.00%	10.07%	8.72%	7.75%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[4]	0.69%	0.61%	0.59%	0.47%	0.31%
Portfolio turnover rate	38%	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$6.70	$6.74	$6.26	$4.95	$7.68	$7.83
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.39	0.47	0.49	0.54	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.17	(0.06)	0.53	1.36	(2.49)	(0.09)
Total from investment operations	0.28	0.33	1.00	1.85	(1.95)	0.46
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.37)	(0.52)	(0.54)	(0.54)	(0.57)
Distributions from net realized gains	—	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.11)	(0.37)	(0.52)	(0.54)	(0.78)	(0.61)
Net asset value, end of period	$6.87	$6.70	$6.74	$6.26	$4.95	$7.68
Total return[3]	4.25%	5.03%	16.58%	40.55%	(27.77)%	6.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,649	$4,647	$7,283	$7,280	$6,901	$15,019
Ratio of expenses to average net assets	1.70%[4]	1.70%	1.86%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	3.40%[4]	5.80%	7.25%	9.40%	7.96%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%[4]	0.68%	0.61%	0.59%	0.47%	0.30%
Portfolio turnover rate	38%	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$6.71	$6.75	$6.27	$4.96	$7.69	$7.84
INVESTMENT OPERATIONS
Net investment income[1]	0.12	0.37	0.47	0.49	0.54	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.15	(0.03)	0.53	1.36	(2.49)	(0.09)
Total from investment operations	0.27	0.34	1.00	1.85	(1.95)	0.46
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.38)	(0.52)	(0.54)	(0.54)	(0.57)
Distributions from net realized gains	—	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.11)	(0.38)	(0.52)	(0.54)	(0.78)	(0.61)
Net asset value, end of period	$6.87	$6.71	$6.75	$6.27	$4.96	$7.69
Total return[3]	4.10%	5.03%	16.57%	40.46%	(27.72)%	6.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$50,049	$23,905	$17,695	$17,435	$14,282	$27,459
Ratio of expenses to average net assets	1.70%[4]	1.70%	1.86%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	3.42%[4]	5.39%	7.25%	9.33%	7.98%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.68%	0.61%	0.59%	0.46%	0.31%
Portfolio turnover rate	38%	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as

30

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services,

31

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$263,532,593	$—	$263,532,593
Corporate Bonds	—	34,213,624	18	34,213,642
Asset Backed Securities	—	3,910,185	—	3,910,185
Common Stocks	222,549	23,037	—	245,586
Warrant	—	—	—	—
Short-Term Investments	6,811,128	52,912,000	—	59,723,128
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(133,116)	—	(133,116)
	$7,033,677	$354,458,323	$18	$361,492,018

*Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2012, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

32

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$—	Liabilities - Unrealized Depreciation	$133,116	*

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(12,299)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(133,116)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 3.84% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in

33

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

34

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	3,398,980	EUR	2,600,000	07/20/12	Morgan Stanley	$(3,398,980)	$(3,442,702)	$(43,722)
USD	4,620,116	EUR	3,505,000	07/20/12	Morgan Stanley	(4,620,116)	(4,641,027)	(20,911)
USD	1,645,038	EUR	1,250,000	07/20/12	Morgan Stanley	(1,645,038)	(1,655,145)	(10,107)
USD	2,213,932	GBP	1,400,000	07/20/12	Morgan Stanley	(2,213,932)	(2,272,308)	(58,376)
								$(133,116)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

35

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $7,289, of which $455 was rebated to borrowers (brokers). The Fund retained $5,807 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,027. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

36

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2012, investment advisory fees earned and voluntarily waived were $610,224 and $240,982, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Fund. For its co-administrative services, CSAMSI received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2012, co-administrative services fees earned by CSAMSI were $91,939. Effective April 30, 2012, Credit Suisse replaced CSAMSI as a co-administrator to the Fund.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $31,527.

In addition to serving as the Fund's co-administrator, through April 30, 2012, CSAMSI served as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of

37

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

the average daily net assets. Class I shares are not subject to distribution fees. Effective April 30, 2012, Credit Suisse Securities (USA) LLC, an affiliate of Credit Suisse, replaced CSAMSI as the distributor of the Fund's shares.

For the six months ended April 30, 2012, CSAMSI and its affiliates advised the Fund that it retained $18,843 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2012, Merrill was paid $23,344 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2012, and during the six months ended April 30, 2012, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) were $266,748,337 and $70,450,545, respectively.

At April 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $358,763,359, $5,803,334, $(2,941,559) and $2,861,775, respectively.

38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class I shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	10,795,456	$72,805,228	2,756,694	$18,390,302
Shares issued in reinvestment of dividends	223,916	1,511,480	312,901	2,113,807
Shares redeemed	(1,286,690)	(8,674,794)	(766,086)	(5,132,969)
Net increase	9,732,682	$65,641,914	2,303,509	$15,371,140
	Class A
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	15,402,801	$104,109,512	6,377,908	$42,658,488
Shares issued in reinvestment of dividends	168,918	1,146,151	145,167	983,762
Shares redeemed	(2,142,630)	(14,524,484)	(2,176,209)	(14,784,134)
Net increase	13,429,089	$90,731,179	4,346,866	$28,858,116
	Class B
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	229,791	$1,546,597	295,721	$1,998,761
Shares issued in reinvestment of dividends	4,579	31,059	20,990	142,696
Shares redeemed	(105,557)	(713,556)	(702,886)	(4,807,899)
Net increase (decrease)	128,813	$864,100	(386,175)	$(2,666,442)
	Class C
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	3,961,202	$26,822,827	1,615,279	$10,787,442
Shares issued in reinvestment of dividends	51,860	352,464	57,968	393,834
Shares redeemed	(297,174)	(2,004,087)	(728,120)	(4,929,154)
Net increase	3,715,888	$25,171,204	945,127	$6,252,122

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 6. Capital Share Transactions

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	76%
Class A	4	49%
Class B	2	49%
Class C	2	41%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

40

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Opportunity Funds — Credit Suisse Floating Rate High Income Fund (the "Fund"), including all of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 15 and 16, 2011, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.04% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee") as of September 30, 2011. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers and/or reimbursements (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention

41

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons to the Expense Group and Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

42

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Gross Advisory Fee and Gross Management Fee were above the median of the Expense Group, the fees were reasonable, recognizing that the Net Management Fee and the net total expenses were below the median of the Expense Group.

•  The Fund's performance, which was above the median of the Expense Group for the year-to-date, one, three, five and ten year periods as of September 30, 2011, was satisfactory. The Fund also outperformed its Morningstar Category average for the same periods. The Board noted that, in June 2011, the Fund changed its investment strategy to invest primarily in senior secured floating rate loans.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services

43

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

44

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

45

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 1, 2012.

46

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

47

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0412

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2012
(unaudited)

■  CREDIT SUISSE
  LIQUID ALTERNATIVE FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report
April 30, 2012 (unaudited)

May 30, 2012

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Liquid Alternative Fund (the "Fund") for the month ended April 30, 2012.

Dear Shareholder:

Performance Summary
04/01/12 – 04/30/12*

Fund & Benchmark	Performance
Class I1	-0.20%
Class A1,2	-0.20%
Class C1,2	-0.20%
Credit Suisse Liquid Alternative Beta Index[3]	-0.27%
Dow Jones Credit Suisse Hedge Fund Index[4]	-0.04%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Launched on March 31, 2012, the Credit Suisse Liquid Alternative Fund is a new offering from Credit Suisse Asset Management which is designed to provide investors with liquid, transparent and diversified access to the risk and return characteristics of hedge funds.

Alternative investments, such as hedge funds, have historically shown low correlations to traditional asset classes, and are increasingly considered critical components of diversified portfolios. By introducing an alternative return profile, the Credit Suisse Liquid Alternative Fund may interest investors seeking cost efficient asset diversification, with the flexibility of daily liquidity.

This Fund employs a "passive" or indexing investment approach to generally track the performance of the Credit Suisse Liquid Alternative Beta Index. The Fund invests in liquid securities that provide exposure to the Index's components, including, but not limited to, equities, bonds, futures, commodities, exchange-traded funds (ETFs), options, currencies and others. The Fund does not invest in hedge funds.

Additional information, including pricing and fund documents, can be found on www.credit-suisse.com/us/funds.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Market Review: A Market of Changing Dynamics

Despite challenging market conditions in April, the Dow Jones Credit Suisse Hedge Fund Index finished relatively flat, down 0.04%. Over the past six months, many markets have been stimulated by better than expected economic indicators. However, markets began to fall in April due to the release of surprisingly weak macroeconomic data. In this context, growth-sensitive assets, such as stocks and commodities, came under the most pressure globally, while bonds continued their push toward secularly low yields. The broad equity market was down 1.37% (as represented by the MSCI World Index).

Although hedge funds were broadly challenged by changing market conditions during the month, it appears their relatively cautious positioning, limited outright directional exposure, and a number of portfolio-level hedges helped to limit the downside for funds across strategies.

Strategic Review and Outlook: Low Exposures to Equities

For the month, the Fund underperformed the Dow Jones Credit Suisse Hedge Fund Index, its benchmark, returning -0.20% vs. the Index's -0.04%. However, the Fund outperformed its target index, the Credit Suisse Liquid Alternative Beta Index, by 0.07%. During the month, the Fund's largest exposure was high yield bonds, followed by merger arbitrage and managed futures strategies. High-yield bonds (which are a component of the Index's Event Driven sector) contributed positively to overall performance, though these gains were largely offset by positions in merger arbitrage, managed futures and global strategies.

The Fund is constructed using proprietary models that seek to mimic hedge fund allocations to various risk factors. Currently, our replication models are inferring that hedge funds are showing low net exposures — especially to equities. We estimate that long/short equity managers have about a 33% net long exposure, primarily in non-US securities. We estimate event-driven managers are mainly exposed to high-yeild bonds and merger arbitrage, while global macro and multi-strategy managers are showing large exposures to CTA strategies (those managed by Commodities Trading Advisors) and some exposure to currency carry.

Based on data from our models, it is our belief that hedge fund managers are probably not holding substantial amounts of illiquid assets. In our opinion, this may be due to a continuing aversion to risk that began with the financial crisis and has continued through 2011 and 2012 as a result of the financial woes in Europe.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

The Credit Suisse Liquid Alternative Fund Team

Jordan Drachman
Peter Little

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, commodity exposure risks, derivatives risk, exchange-traded funds risk, exchange-traded notes risk, credit risk, foreign securities risk, liquidity risk, interest rate risk, market risk, forwards risk, futures contracts risk, index/tracking error risk, leverage risk, swap agreement risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Average Annual Returns as of April 30, 20121

	Since Inception	Inception Date
Class I	(0.20)%	3/30/12
Class A Without Sales Charge	(0.20)%	3/30/12
Class A With Maximum Sales Charge	(5.40)%	3/30/12
Class C Without CDSC	(0.20)%	3/30/12
Class C With CDSC	(1.20)%	3/30/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 14.83% for Class I shares, 15.05% for Class A shares and 15.83% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.70% for Class I shares, 1.95% for Class A shares and 2.70% for Class C shares.

*  The Fund commenced operations on March 30, 2012.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.40)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (1.20)%.

3  Using only liquid securities, the Credit Suisse Liquid Alternative Beta Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. An index does not have transaction costs; investors may not invest directly in an index.

4  Dow Jones Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC and CME Group Index Services LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 9,000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended April 30, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 3/30/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$998.00	$998.00	$998.00
Expenses Paid per $1,000*	$1.35	$1.54	$2.14
Hypothetical 5% Fund Return
Beginning Account Value 3/30/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,002.61	$1,002.42	$1,001.82
Expenses Paid per $1,000*	$1.35	$1.55	$2.14
	Class I	Class A	Class C
Annualized Expense Ratios*	1.70%	1.95%	2.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Liquid Alternative Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Sector Breakdown*

	Long	Short	Net
Consumer Discretionary	0.70%	(0.00)%	0.70%
Energy	0.90%	(0.00)%	0.90%
Financials	0.50%	(0.00)%	0.50%
Health Care	0.20%	(0.00)%	0.20%
Industrials	0.80%	(0.00)%	0.80%
Information Technology	1.40%	(0.00)%	1.40%
Materials	0.40%	(0.00)%	0.40%
Telecommunication Services	0.30%	(0.00)%	0.30%
Utilities	1.00%	(0.00)%	1.00%
Exchange Traded Funds	31.90%	(2.50)%	29.40%
Wholly-Owned Subsidiary	25.30%	(0.00)%	25.30%
Short-Term Investments	39.10%	(0.00)%	39.10%
Total	102.50%	(2.50)%	100.00%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral if applicable) and may vary over time.

Credit Suisse Liquid Alternative Fund
Schedule of Investments
April 30, 2012 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (57.2%)
COMMON STOCKS (5.5%)
NORWAY (0.5%)
Specialty Retail (0.5%)
Statoil Fuel & Retail ASA	2,700	$24,171
UNITED KINGDOM (1.1%)
Independent Power Producers & Energy Traders (0.5%)
International Power PLC	4,192	28,373
Oil & Gas (0.3%)
Cove Energy PLC*	3,715	13,663
Software (0.3%)
Misys PLC	2,388	13,532
		55,568
UNITED STATES (3.9%)
Aerospace & Defense (0.4%)
Goodrich Corp.	149	18,694
Biotechnology (0.2%)
Ardea Biosciences, Inc.*	330	10,497
Chemicals (0.3%)
Solutia, Inc.	607	17,202
Communications Equipment (0.3%)
Motorola Mobility Holdings, Inc.*	331	12,849
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	169	14,056
Electric Utilities (0.4%)
Progress Energy, Inc.	340	18,095
Electronic Equipment & Instruments (0.3%)
Thomas & Betts Corp.*	239	17,186
Insurance (0.4%)
Delphi Financial Group, Inc. Class A	275	12,490
Harleysville Group, Inc.	141	8,452
		20,942
Media (0.4%)
Knology, Inc.*	950	18,478
Oil & Gas (0.0%)
CVR Energy, Inc.*	54	1,639
Semiconductor Equipment & Products (0.3%)
Novellus Systems, Inc.*	373	17,438
Software (0.4%)
Quest Software, Inc.*	817	19,012
Specialty Retail (0.2%)
The PEP Boys-Manny, Moe & Jack	680	10,152

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
UNITED STATES		$196,240
TOTAL COMMON STOCKS (Cost $274,852)		275,979
EXCHANGE TRADED FUNDS (28.8%)
UNITED STATES (28.8%)
Diversified Financial Services (28.8%)
iShares iBoxx $ High Yield Corporate Bond Fund	14,900	1,358,880
Powershares QQQ Trust Series 1	1,233	82,315
		1,441,195
TOTAL EXCHANGE TRADED FUNDS (Cost $1,436,228)		1,441,195
WHOLLY-OWNED SUBSIDIARY (22.9%)
Credit Suisse Cayman Liquid Alternative Fund, Ltd.^ (Cost $1,150,000)	116,462	1,143,349
TOTAL LONG STOCK POSITIONS (Cost $2,861,080)		2,860,523
	Par (000)
SHORT-TERM INVESTMENT (35.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/01/2012 (Cost $1,766,000)	$1,766	1,766,000
TOTAL INVESTMENTS AT VALUE (92.5%) (Cost $4,627,080)		4,626,523
TOTAL SECURITIES SOLD SHORT (-2.3%) (Proceeds $111,215)		(113,755)
OTHER ASSETS IN EXCESS OF LIABILITIES (9.8%)		489,618
NET ASSETS (100.0%)		$5,002,386
	Number of Shares
SHORT STOCK POSITIONS (-2.3%)
EXCHANGE TRADED FUND (-2.3%)
UNITED STATES (-2.3%)
Diversified Financial Services (-2.3%)
Utilities Select Sector SPDR Fund (Proceeds $111,215)	(3,190)	$(113,755)

*  Non-income producing security.

^  Affiliated issuer. See Note 2.

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Statement of Assets and Liabilities
April 30, 2012 (unaudited)

Assets
Investments at value (Cost $3,477,080) (Note 2)	$3,483,174
Investment in wholly-owned subsidiary at value (Cost $1,150,000) (Note 2)	1,143,349
Cash	671
Cash segregated at brokers for futures contracts	55,100
Cash segregated at brokers for short sales	141,517
Cash segregated at brokers for written options	278,000
Receivable from investment adviser (Note 3)	47,247
Receivable for investments sold	34,375
Dividend receivable	636
Total Assets	5,184,069
Liabilities
Administrative services fee payable (Note 3)	1,835
Shareholder servicing/Distribution fee payable (Note 3)	50
Variation margin payable (Note 2)	1,980
Securities sold short, at value (Proceeds $111,215) (Note 2)	113,755
Payable for investments purchased	10,497
Trustees' fee payable	7,312
Outstanding options written, at value (Proceeds $5,396) (Note 2)	3,180
Unrealized depreciation on forward currency contracts (Note 2)	1,764
Other accrued expenses payable	41,310
Total Liabilities	181,683
Net Assets
Capital stock, $.001 par value (Note 6)	501
Paid-in capital (Note 6)	5,009,499
Undistributed net investment income	3,488
Accumulated net realized loss on investments, futures contracts, written options, short sales and foreign currency transactions	(5,983)
Net unrealized depreciation from investments, futures contracts, written options, short sales and foreign currency translations	(5,119)
Net Assets	$5,002,386
I Shares
Net assets	$4,892,492
Shares outstanding	490,000
Net asset value and offering price per share	$9.98
A Shares
Net assets	$60,010
Shares outstanding	6,012
Net asset value and redemption price per share	$9.98
Maximum offering price per share (net asset value/(1-5.25%))	$10.53
C Shares
Net assets	$49,884
Shares outstanding	5,000
Net asset value, offering price and redemption price per share	$9.98

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Statement of Operations
For the Period Ended April 30, 20121 (unaudited)

Investment Income (Note 2)
Dividends	$10,443
Interest	12
Foreign taxes withheld	(212)
Total investment income	10,243
Expenses
Investment advisory fees (Note 3)	4,536
Administrative services fees (Note 3)	1,835
Shareholder servicing/Distribution fees (Note 3)
Class A	11
Class C	39
Registration fees	20,260
Trustees' fees	7,312
Transfer agent fees (Note 3)	7,151
Legal fees	5,959
Audit and tax fees	4,765
Printing fees (Note 3)	4,085
Custodian fees	1,634
Commitment fees (Note 4)	79
Short sales expense	55
Miscellaneous expense	817
Total expenses	58,538
Less: fees waived and expenses reimbursed (Note 3)	(51,783)
Net expenses	6,755
Net investment income	3,488
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Written Options, Short Sales and Foreign Currency Related Items
Net realized loss from investments	(6,125)
Net realized gain from futures contracts	494
Net realized gain from written options	138
Net realized loss from foreign currency transactions	(490)
Net change in unrealized appreciation (depreciation) from investments	6,094
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[2]	(6,651)
Net change in unrealized appreciation (depreciation) from futures contracts	(2,474)
Net change in unrealized appreciation (depreciation) from written options	2,216
Net change in unrealized appreciation (depreciation) from short sales	(2,540)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,764)
Net realized and unrealized loss from investments, futures contracts, written options, short sales and foreign currency related items	(11,102)
Net decrease in net assets resulting from operations	$(7,614)

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

2  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Statement of Changes in Net Assets

For the Period Ended April 30, 2012[1] (unaudited)
From Operations
Net investment income	$3,488
Net realized loss from investments, futures contracts, written options, short sales and foreign currency transactions	(5,983)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, written options, short sales and foreign currency translations	(5,119)
Net decrease in net assets resulting from operations	(7,614)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,010,000
Net increase in net assets	5,002,386
Net Assets
Beginning of period	—
End of period	$5,002,386
Undistributed net investment income	$3,488

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout The Period)

For the Period Ended April 30, 2012[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.01
Net loss on investments, futures contracts, written options, short sales and foreign currency related items (both realized and unrealized)	(0.03)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98
Total return[3]	(0.20)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,892
Ratio of expenses to average net assets	1.70%[4]
Ratio of net investment income to average net assets	0.90%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	13.13%[4]
Portfolio turnover rate	28%

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout The Period)

For the Period Ended April 30, 2012[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2,3]	—
Net loss on investments, futures contracts, written options, short sales and foreign currency related items (both realized and unrealized)	(0.02)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98
Total return[4]	(0.20)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$60
Ratio of expenses to average net assets	1.95%[5]
Ratio of net investment income to average net assets	0.47%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	13.10%[5]
Portfolio turnover rate	28%

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout The Period)

For the Period Ended April 30, 2012[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2,3]	—
Net loss on investments, futures contracts, written options, short sales and foreign currency related items (both realized and unrealized)	(0.02)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98
Total return[4]	(0.20)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$50
Ratio of expenses to average net assets	2.70%[5]
Ratio of net investment loss to average net assets	(0.10)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	13.13%[5]
Portfolio turnover rate	28%

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements
April 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Liquid Alternative Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the performance before fees and expenses of the Credit Suisse Liquid Alternative Beta Index. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund was commenced operations on March 30, 2012.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Option contracts are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. The Fund's investment in the Credit Suisse Cayman Liquid Alternative Fund, Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), is valued at the Subsidiary's net asset value each business day and is generally categorized as Level 2. Securities, options, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the Fund. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$196,240	$79,739	$—	$275,979
Exchange Traded Funds	1,441,195	—	—	1,441,195
Short-Term Investment	—	1,766,000	—	1,766,000
Wholly-Owned Subsidiary	—	1,143,349	—	1,143,349
Securities Sold Short
Exchange Traded Fund	(113,755)	—	—	(113,755)
Other Financial Instruments*
Futures Contracts	(2,474)	—	—	(2,474)
Forward Foreign Currency Contracts	—	(1,764)	—	(1,764)
Written Options	(3,180)	—	—	(3,180)
	$1,518,026	$2,987,324	$—	$4,505,350

*Other financial instruments include futures, forwards and written options.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of April 30, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts	Variation margin receivable, Net Assets - Unrealized Appreciation	$—	Variation margin payable, Liabilities - Unrealized Depreciation	$2,474	*
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	—	Liabilities - Unrealized Depreciation	1,764	*
Written Options	Net Assets - Unrealized Appreciation	—	Liabilities - Unrealized Depreciation	3,180
Total		$—		$7,418

*Includes cumulative appreciation/depreciation of forward foreign currency contracts and futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. For futures contracts, only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts	$494
Forward Foreign Currency Contracts	(490)
Written Options	138
Total	$142
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts	$(2,474)
Forward Foreign Currency Contracts	(1,764)
Written Options	2,216
Total	$(2,022)

The notional amount of futures contracts, forward foreign currency contracts and written options at period end are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts at each month end throughout the reporting period averaged approximately 20.8% of net assets of the Fund. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 19.1% of net assets of the Fund. The notional amounts of written options at each month end throughout the reporting period averaged approximately 0.1% of net assets of the Fund. The Fund also invests indirectly in derivative instruments through the Subsidiary. Derivatives activity within the Subsidiary is discussed in the notes to the Subsidiary's financial statements which should be read in conjunction with this report.

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Credit Suisse Liquid Alternative Beta Index (the "Index") through employing a "passive" or indexing approach designed to track the performance of the Index. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the Index by the Subsidiary's investments in swaps and/or futures contracts. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note M) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

I) INVESTMENT IN CREDIT SUISSE CAYMAN LIQUID ALTERNATIVE FUND, LTD. — The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in futures and swap contracts, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and Fund's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through January of 2032. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 04/30/12
Credit Suisse Cayman Liquid Alternative Fund	—	116,462	—	116,462	$—	$1,143,349

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates, equity

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2012, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts	$202,601	$1,367
Interest Rate Contracts	506,754	4,433
Index Rate Contracts	325,638	(2,522)
		$3,278
Contracts To Sell
Foreign Exchange Contracts	(156,700)	$(5,752)
Net unrealized appreciation (depreciation)		$(2,474)

K) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

settlement date or an offsetting position is entered into. At April 30, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
AUD	258,562	USD	268,000	05/18/12	Barclays Bank PLC	$268,000	$268,718	$718
USD	207,000	CAD	204,551	05/17/12	Barclays Bank PLC	(207,000)	(206,976)	24
USD	79,000	CHF	72,225	05/18/12	Barclays Bank PLC	(79,000)	(79,587)	(587)
USD	87,000	EUR	66,198	05/18/12	Barclays Bank PLC	(87,000)	(87,621)	(621)
USD	96,000	GBP	60,286	05/18/12	Barclays Bank PLC	(96,000)	(97,886)	(1,886)
USD	30,000	JPY	2,422,620	05/18/12	Barclays Bank PLC	(30,000)	(30,346)	(346)
NOK	97,707	USD	17,000	05/18/12	Barclays Bank PLC	17,000	17,047	47
USD	57,000	NZD	69,519	05/18/12	Barclays Bank PLC	(57,000)	(56,816)	184
SEK	778,378	USD	115,000	05/18/12	Barclays Bank PLC	115,000	115,703	703
								$(1,764)

Currency Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Sweden Krona
USD = United States Dollar

L) OPTION CONTRACTS — The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

At April 30, 2012, the Fund had the following written options:

INDEX OPTION CONTRACTS:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation (Depreciation)
2	S&P 500 Index, strike @ $1,390	May 2012	$5,396	$(3,180)	$2,216

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended April 30, 2012, there were no securities on loan. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

O) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the period ended April 30, 2012, investment advisory fees earned and fees waived/expenses reimbursed were $4,536 and $51,783, respectively. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Fund. For its co-administrative services, CSAMSI received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended April 30, 2012, co-administrative services fees earned by CSAMSI were $355. Effective April 30, 2012, Credit Suisse replaced CSAMSI as a co-administrator to the Fund.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended April 30, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $1,480.

In addition to serving as the Fund's co-administrator, through April 30, 2012, CSAMSI served as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

daily net assets. Class I shares are not subject to distribution fees. Effective April 30, 2012, Credit Suisse Securities (USA) LLC, an affiliate of Credit Suisse, replaced CSAMSI as the distributor of the Fund's shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2012, and during the period ended April 30, 2012, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the period ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) were $3,724,510 and $817,682, respectively. Securities sold short and purchases to cover securities sold short were $111,215 and $0, respectively.

At April 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $4,627,080, $8,637, $(9,194) and $(557), respectively.

At April 30, 2012, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(111,215), $0, $(2,540) and $(2,540), respectively.

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended April 30, 2012[1] (unaudited)
	Shares	Value
Shares sold	490,000	$4,900,000
Net increase	490,000	$4,900,000
	Class A
	For the Period Ended April 30, 2012[1] (unaudited)
	Shares	Value
Shares sold	6,012	$60,000
Net increase	6,012	$60,000
	Class C
	For the Period Ended April 30, 2012[1] (unaudited)
	Shares	Value
Shares sold	5,000	$50,000
Net increase	5,000	$50,000

1  For the period from March 30, 2012 (commencement of operations) through April 30, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	1	100%
Class A	3	100%
Class C	1	100%

Credit Suisse Liquid Alternative Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 6. Capital Share Transactions

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Liquid Alternative Fund
Board Approval of Advisory Agreement (unaudited)

Credit Suisse Liquid Alternative Fund (the "Fund") is a new series of Credit Suisse Opportunity Funds (the "Trust"). In approving the Amended and Restated Investment Advisory Agreement with respect to the Fund (the "Advisory Agreement"), the Board of Trustees (the "Board") of the Trust, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16, 2011, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 1.15% of the Fund's average daily net assets (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.95%, 2.70% and 1.70% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's estimated net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse to other funds. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention expected to be given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

Credit Suisse Liquid Alternative Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

Fund Performance

The Board considered the performance of the Dow Jones Credit Suisse Hedge Fund Index compared to the hypothetical (1998 to 2009) and actual (2010 and 2011) performance of a proprietary index of Credit Suisse, the Credit Suisse Liquid Alternative Beta Index (the "Credit Suisse Index"), the Fund's proposed performance benchmark, which Credit Suisse indicated would be generally representative of the Fund's performance.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under advisory agreements for other Credit Suisse funds advised by Credit Suisse. The Board also considered Credit Suisse's methodology for allocating costs among funds, recognizing that cost allocation methodologies are inherently subjective.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and

Credit Suisse Liquid Alternative Fund
Board Approval of Advisory Agreement (unaudited) (continued)

its affiliates) and the fees to be paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards Credit Suisse would apply in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

The Board reviews and assesses the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board noted that it would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The estimated net total expenses were just below the median of the Expense Group while the proposed Gross Advisory Fee was just above the median of the Expense Group. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services that would be provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the information received and considered by the Board, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Liquid Alternative Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Liquid Alternative Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 1, 2012.

Credit Suisse Liquid Alternative Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

■  CREDIT SUISSE
  CAYMAN LIQUID ALTERNATIVE FUND, LTD.

for the Period Ended April 30, 2012

(unaudited)

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Schedule of Investments
April 30, 2012 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (99.8%)
$1,141	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,141,000)	05/01/12	0.010	$1,141,000
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)				2,349
NET ASSETS (100.0%)				$1,143,349

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Statement of Assets and Liabilities
April 30, 2012 (unaudited)

Assets
Investment at value (Cost $1,141,000) (Note 2)	$1,141,000
Cash	587
Unrealized appreciation on forward currency contracts (Note 2)	3,690
Receivable from investment adviser (Note 3)	2,655
Total Assets	1,147,932
Liabilities
Administrative services fee payable (Note 3)	136
Unrealized depreciation on open swap contracts	1,734
Interest payable on open swap contracts	171
Other accrued expenses payable	2,542
Total Liabilities	4,583
Net Assets
Par value of participating shares (Note 4)	116
Paid-in capital (Note 4)	1,149,884
Undistributed net investment income	9
Accumulated net realized loss on swap contracts and foreign currency transactions	(8,616)
Net unrealized appreciation from swap contracts and foreign currency translations	1,956
Net Assets	$1,143,349
Shares outstanding	116,462
Net asset value, offering price and redemption price per share	$9.82

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Statement of Operations
For the Period Ended April 30, 20121 (unaudited)

Investment Income (Note 2)
Interest	$9
Expenses
Administrative services fees (Note 3)	136
Audit fees	2,042
Legal fees	273
Custodian fees	136
Miscellaneous expense	68
Total expenses	2,655
Less: fees reimbursed (Note 3)	(2,655)
Net expenses	—
Net investment income	9
Net Realized and Unrealized Gain (Loss) from Swap Contracts and Foreign Currency Related Items
Net realized loss from swap contracts	(5,158)
Net realized loss from foreign currency transactions	(3,458)
Net change in unrealized appreciation (depreciation) from swap contracts	(1,734)
Net change in unrealized appreciation (depreciation) from foreign currency translations	3,690
Net realized and unrealized loss from swap contracts and foreign currency related items	(6,660)
Net decrease in net assets resulting from operations	$(6,651)

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Statement of Changes in Net Assets

For the Period Ended April 30, 2012[1] (unaudited)
From Operations
Net investment income	$9
Net realized loss from swap contracts and foreign currency transactions	(8,616)
Net change in unrealized appreciation (depreciation) from swap contracts and foreign currency translations	1,956
Net decrease in net assets resulting from operations	(6,651)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	1,150,000
Net increase in net assets	1,143,349
Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $9)	$1,143,349

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements
April 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Cayman Liquid Alternative Fund, Ltd. (the "Fund") is organized as a Cayman Islands company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of April 30, 2012, 100% of the Fund's participating shares were owned by Credit Suisse Liquid Alternative Fund (the "Parent Fund"). The Fund commenced operations on March 30, 2012.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, swap and futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investment	$—	$1,141,000	$—	$1,141,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	3,690	—	3,690
Swap Contracts	—	(1,734)	—	(1,734)
	$—	$1,142,956	$—	$1,142,956

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2012

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$3,690	*	Liabilities - Unrealized Depreciation	$—
Swap Contracts	Net Assets - Unrealized Appreciation	—		Liabilities - Unrealized Depreciation	1,734
Total		$3,690			$1,734

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(3,458)
Swap Contracts	(5,158)
Total	$(8,616)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$3,690
Swap Contracts	(1,734)
Total	$1,956

The notional amount of forward foreign currency contracts and swap contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 7.8% of net assets of the Parent Fund. The notional amounts of open positions of swap contracts relative to the net assets of the Parent Fund is generally representative of open positions throughout the reporting period.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through January of 2032. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in, interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2012, the Fund did not invest in futures contracts.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BRL	90,822	USD	49,000	05/21/12	Goldman Sachs	$49,000	$47,777	$(1,223)
CZK	923,631	USD	49,000	05/18/12	Goldman Sachs	49,000	49,015	15
HUF	11,115,224	USD	49,000	05/18/12	Goldman Sachs	49,000	51,293	2,293
MXN	642,964	USD	49,000	05/18/12	Goldman Sachs	49,000	49,362	362
PLN	156,056	USD	49,000	05/18/12	Goldman Sachs	49,000	49,408	408
SGD	61,176	USD	49,000	05/18/12	Goldman Sachs	49,000	49,444	444
TRY	88,170	USD	49,000	05/17/12	Goldman Sachs	49,000	49,964	964
ZAR	383,905	USD	49,000	05/18/12	Goldman Sachs	49,000	49,427	427
								$3,690

Currency Abbreviations:
BRL = Brazilian Real
CZK = Czech Koruna
HUF = Hungarian Forint
MXN = Mexican Peso
PLN = Polish Zloty
SGD = Singapore Dollar
TRY = Turkish Lira
USD = United States Dollar
ZAR = South African Rand

I) SWAPS — The Fund may enter into interest rate, securities index, commodity, or security and currency swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$112,701	04/04/2013	Goldman Sachs	Equity Index Return	Fee plus LIBOR	$(2,153)
USD	103,814	04/04/2013	Goldman Sachs	Equity Index Return	Fee plus LIBOR	(1,510)
USD	7,179	04/04/2013	Goldman Sachs	Fee plus LIBOR	Equity Stock	(322)
USD	32,231	04/04/2013	Goldman Sachs	Fee plus LIBOR	Equity Stock	2,104
USD	32,294	04/04/2013	Goldman Sachs	Fee plus LIBOR	Equity Stock	(708)
USD	147,338	04/22/2013	Goldman Sachs	Equity Index Return	Fee plus LIBOR	2,737
USD	28,353	05/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return	(878)
USD	33,247	05/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return	(24)
USD	20,606	05/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return	(566)
USD	18,749	05/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return	(416)
USD	10,239	05/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return	2
						$(1,734)

J) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Parent Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the period ended April 30, 2012, Credit Suisse reimbursed the Fund $2,655 in Fund expenses.

SSB serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/ portfolio, subject to annual minimum fee. For the period ended April 30, 2012, administrative services fees earned by SSB were $136.

Note 4. Capital Transactions

Transactions in capital shares of the Fund were as follows:

	For the Period Ended April 30, 2012[1] (unaudited)
	Shares	Amount
Shares sold	116,462	$1,150,000
Net increase	116,462	$1,150,000

1  For the period March 30, 2012 (commencement of operations) through April 30, 2012.

Note 5. Financial Highlights

The following represents the total return of the Fund for the period ended April 30, 2012. Total returns were calculated based upon the daily returns of the Fund during the period represented. Total returns for period less than one year are not annualized:

For the Period Ended April 30, 2012[1] (unaudited)
Total Return	(1.80)%

Credit Suisse Cayman Liquid Alternative Fund, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 5. Financial Highlights

The following represents certain financial ratios of the Fund for the period noted. The computation of the net investment income and total expense ratios were based upon the daily net assets of the Fund during the period. The calculations have been annualized for reporting purposes:

For the Period Ended April 30, 2012 (unaudited)
Ratio to Average Net Assets:
Net investment income	0.01%
Total expenses (before expense reimbursement)	3.41%
Total expenses (after expense reimbursement)	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  LAF-SAR-0412

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2012

/s/ Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	July 2, 2012